Income Taxes - Components of Income Tax Expense (Details) - CAD CAD in Thousands					12 Months Ended
	Feb. 03, 2016	Feb. 02, 2016	Jun. 18, 2015	Jun. 17, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disposal Groups, Including Discontinued Operations [Line Items]
Current income tax expense(1)					CAD 79,000	CAD 23,000	CAD 24,000
Adjustments in respect of current income tax of previous years					0	0	(5,000)
Adjustments in respect of deferred income tax of previous years					0	(3,000)	5,000
Deferred income tax expense related to the origination and reversal of temporary differences					(110,000)	16,000	22,000
Deferred income tax expense related to temporary difference on investment in subsidiary					0	11,000	95,000
Deferred income tax expense resulting from changes in tax rates or laws					110,000	1,000	20,000
Reversal of writedown of deferred income tax assets					(15,000)	(10,000)	(56,000)
Income tax expense					64,000	38,000	105,000
Current income tax expense					79,000	23,000	19,000
Deferred income tax expense (recovery)					(15,000)	15,000	CAD 86,000
Deferred income tax liabilities (Note 10)					549,000	CAD 712,000
Net deferred tax assets					6,000
Tax Cuts and Jobs Act of 2017, Change in Tax Rate, Deferred Tax Asset, Income Tax Expense (Benefit)					104,000
Tax Cuts and Jobs Act of 2017, Change in Tax Rate, Deferred Tax Liability, Income Tax (Expense) Benefit					110,000
Deferred tax expense (income) recognised in profit or loss					1,000
Tax Cuts and Jobs Act of 2017, Change in Tax Rate, Deferred Tax Recovery					CAD 111,000
Corporate tax rate					26.80%	26.70%	25.90%
New Brunswick
Disposal Groups, Including Discontinued Operations [Line Items]
Corporate tax rate	1400.00%	1200.00%
Alberta
Disposal Groups, Including Discontinued Operations [Line Items]
Corporate tax rate			1200.00%	1000.00%
Solomon Power Station
Disposal Groups, Including Discontinued Operations [Line Items]
Current income tax expense(1)					CAD 56,000
Canadian Assets
Disposal Groups, Including Discontinued Operations [Line Items]
Deferred income tax liabilities (Note 10)						CAD 8,000
Australian Assets
Disposal Groups, Including Discontinued Operations [Line Items]
Deferred income tax liabilities (Note 10)							CAD 95,000
New Richmond
Disposal Groups, Including Discontinued Operations [Line Items]
Deferred income tax liabilities (Note 10)					CAD 3,000